Schedule of Investments (unaudited)	iShares® U.S. Aerospace & Defense ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 97.4%
AAR Corp.(a)(b)	423,474	$17,718,152
Aerojet Rocketdyne Holdings Inc.(a)	957,850	38,888,710
Aerovironment Inc.(a)(b)	296,561	24,377,314
Archer Aviation Inc., Class A(a)	1,603,125	4,937,625
Astra Space Inc.(a)(b)	1,655,419	2,152,045
Axon Enterprise Inc.(a)(b)	908,855	84,678,020
Boeing Co. (The)(a)(b)	1,729,788	236,496,615
BWX Technologies Inc.	1,167,231	64,302,756
Curtiss-Wright Corp.(b)	492,086	64,984,877
General Dynamics Corp.	758,329	167,780,291
HEICO Corp.	493,299	64,681,365
HEICO Corp., Class A	869,242	91,600,722
Hexcel Corp.(b)	1,075,802	56,275,203
Howmet Aerospace Inc.	4,810,597	151,293,276
Huntington Ingalls Industries Inc.	512,580	111,650,176
Kaman Corp.	358,103	11,190,719
Kratos Defense & Security Solutions Inc.(a)(b)	1,599,884	22,206,390
L3Harris Technologies Inc.	717,670	173,460,839
Lockheed Martin Corp.	1,433,618	616,398,395
Maxar Technologies Inc.(b)	943,441	24,614,376
Mercury Systems Inc.(a)(b)	738,166	47,486,219
Moog Inc., Class A(b)	371,209	29,470,282
National Presto Industries Inc.	65,007	4,267,059
Northrop Grumman Corp.(b)	371,394	177,738,027
Parsons Corp.(a)(b)	345,193	13,952,701
Raytheon Technologies Corp.	8,840,334	849,644,501
Rocket Lab USA Inc.(a)(b)	1,899,536	7,199,241
Spirit AeroSystems Holdings Inc., Class A(b)	1,344,168	39,384,122
Textron Inc.(b)	2,585,773	157,913,157
TransDigm Group Inc.(a)(b)	284,481	152,672,418
Triumph Group Inc.(a)	827,188	10,993,329
Virgin Galactic Holdings Inc.(a)(b)	2,283,754	13,748,199
Security	Shares	Value

Aerospace & Defense (continued)
Woodward Inc.(b)	776,263	$71,796,565
		3,605,953,686
Industrial Machinery — 1.8%
RBC Bearings Inc.(a)(b)	369,595	68,356,595

Leisure Products — 0.6%
Smith & Wesson Brands Inc.	582,561	7,649,026
Sturm Ruger & Co. Inc.	225,396	14,346,456
		21,995,482
Total Long-Term Investments — 99.8%
(Cost: $3,770,128,268)		3,696,305,763

Short-Term Securities

Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(c)(d)(e)	79,407,300	79,399,360
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(d)	6,800,000	6,800,000

Total Short -Term Investments — 2.3%
(Cost: $86,186,649)		86,199,360

Total Investments in Securities — 102.1%
(Cost: $3,856,314,917)		3,782,505,123

Liabilities in Excess of Other Assets — (2.1)%.		(78,975,584)

Net Assets — 100.0%		$3,703,529,539

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$30,259,215	$49,136,379	(a)	$—	$740	$3,026	$79,399,360	79,407,300	$84,528	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,110,000	2,690,000	(a)	—	—	—	6,800,000	6,800,000	6,684		—
					$740	$3,026	$86,199,360		$91,212		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Aerospace & Defense ETF
June 30, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
XAI Industrial Index	78	09/16/22	$6,864	$(401,955)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,696,305,763	$—	$—	$3,696,305,763
Money Market Funds	86,199,360	—	—	86,199,360
	$3,782,505,123	$—	$—	$3,782,505,123
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(401,955)	$—	$—	$(401,955)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2